Listing expenses (Details) - KRW (₩) ₩ in Thousands	May 14, 2025	Jan. 02, 2025
Listing expenses
Fair Value of Identifiable Net Assets		₩ 2,939,533
K W M [Member]
Listing expenses
Fair value of shares issued	₩ 15,285,412
Fair Value of Identifiable Net Assets	(9,789,813)
Reverse merger impact in the consolidated statement of profit or (loss) due to IFRS 2 accounting treatment	₩ 25,075,225